Expense Example - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Semiconductors Portfolio - Select Semiconductors Portfolio
Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774